Offerings - Offering: 1	Jul. 30, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	7,700,000
Proposed Maximum Offering Price per Unit | $ / shares	2.39
Maximum Aggregate Offering Price	$ 18,403,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,817.50
Offering Note	Represents an aggregate of (i) 5,465,121 shares of Common Stock issuable upon the exercise of Common Stock purchase warrants and (ii) 2,234,879 shares of Common Stock issuable upon the conversion of shares of Series F convertible preferred stock and exercise of a Common Stock purchase warrants.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the NYSE American on July 28, 2025, which such date is within five business days of the filing of this registration statement, of $2.39 per share.